Long-term debt (Schedule of detailed information about unamortized transaction costs - revolving credit facilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Write-down of unamortized transaction costs	$ (2,480)	$ (3,817)
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs, beginning balance	4,020	6,303
Accretion of transaction costs	(2,816)	(3,062)
Write-down of unamortized transaction costs		(1,502)
Transaction costs	4,327	2,281
Unamortized transaction costs, ending balance	$ 5,531	$ 4,020